FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of information about terms and conditions of hedging instruments and market risk
The following table summarizes the financial information relating to the future anticipated diesel consumption at Marigold that the Company has hedged as at December 31, 2020:

	2021	2022
Gallons hedged (in thousands)	10,440	1,380
Portion of forecast diesel consumption hedged (%)	89.2	12.7
Floor price ($/gallon) (1)	1.54	1.48
Cap price ($/gallon) (1)	1.91	1.80
(1)     Based on the U.S. Gulf Coast Ultra-Low Sulfur Diesel Index.
The following table summarizes the financial information relating to the future anticipated diesel consumption at Seabee that the Company has hedged as at December 31, 2020:

2021
Litres hedged (in thousands)	3,560
Portion of forecast diesel consumption hedged (%)	94.9
Floor price ($/litre) (1)	0.43
Cap price ($/litre)(1)	0.48
(1)     Based on the NYMEX Heating Oil Ultra-Low Sulphur Diesel Index.
As at December 31, 2020, the Company had the following hedge positions outstanding:

	2021	2022
Notional amount (in thousands of CAD)	24,957	9,000
Portion of forecast exposure hedged (%)	33.9	11.9
Floor level (CAD per 1 USD)	1.32	1.35
Cap level (CAD per 1 USD)	1.38	1.42

Disclosure of nature and extent of risks arising from financial instruments
At December 31, 2020, the Company was primarily exposed to currency risk through the following financial assets and liabilities denominated in foreign currencies:

	December 31, 2020
	TRY	CAD	ARS
Financial assets
Cash and cash equivalents	$1,435	$4,556	$3,325
Marketable securities	—	25,235	—
Accounts receivable and other financial assets (1)	11,395	363	2,670
Financial liabilities
Trade and other payables	(33,904)	(39,445)	(8,576)
Lease liabilities (1)	(6,389)	(3,284)	—
Other financial liabilities	(3,195)	(13,933)	(3)
	$(30,658)	$(26,508)	$(2,584)

	December 31, 2019
	TRY	CAD	ARS
Financial assets
Cash and cash equivalents	$—	$4,786	$146
Marketable securities	—	65,586	—
Accounts receivable and other financial assets (1)	—	—	1,250
Financial liabilities
Trade and other payables	—	(26,695)	(13,411)
Lease liabilities(1)	—	(3,679)	—
Other financial liabilities	—	—	—
	$—	$39,998	$(12,015)
(1)Includes current and non-current portion.

Disclosure of sensitivity analysis for types of market risk	As at December 31, 2020, depreciation of the TRY, CAD, and ARS against the USD would have resulted in an increase to the Company's total comprehensive income as follows:

Year ended December 31	2020
TRY	$2,453
CAD	1,935
ARS	485

Disclosure of credit risk exposure
The Company's maximum exposure to credit risk as at December 31, 2020 and December 31, 2019 was as follows:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$860,637	$503,647
Trade receivables	38,456	54,164
Value added tax receivable	30,279	21,416
Restricted cash	35,288	2,339
Other current and non-current financial assets	16,219	15,625
	$980,879	$597,191

Disclosure of liquidity risk
The Company enters into contracts in the normal course of business that give rise to commitments for future minimum payments. The following table summarizes the remaining contractual maturities of the Company's financial liabilities, operating and capital commitments, shown in contractual undiscounted cash flows:

	Payments due by period (as at December 31, 2020)
	Less than one year	1 - 3 years	4-5 years	After 5 years	Total
Accounts payable and accrued liabilities	$123,534	$—	$—	$—	$123,534
Convertible notes (principal portion) (note 14(a))	—	—	—	230,000	230,000
Term Loan and other debt (principal portion (note 14(b))	71,025	142,063	—	—	213,088
Interest payments on debt (notes 14(a) and 14(b))	12,840	17,585	11,500	2,875	44,800
Lease liabilities	12,452	21,376	19,522	133,049	186,399
Derivative liabilities	3,764	117	—	—	3,881
Reclamation and closure costs	1,840	13,248	2,064	122,290	139,442
Operating expenditure commitments	2,900	752	—	—	3,652
Capital expenditure commitments	20,077	—	—	—	20,077
Other	696	330	327	—	1,353
Total contractual obligations	$249,128	$195,471	$33,413	$488,214	$966,226